BUSINESS ACQUISITIONS - Predecessor's Acquisitions (Details) - USD ($) $ in Thousands	Jul. 01, 2021	Apr. 01, 2021	Mar. 02, 2021	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill				$ 1,041,325	$ 487,107	$ 482,041	$ 473,194
Magnum
Business Acquisition [Line Items]
Payments to acquire assets	$ 1,200
Goodwill	$ 1,200
PC Australasia
Business Acquisition [Line Items]
Payments to acquire assets		$ 2,700
Goodwill		$ 1,000
Budenheim Iberica, S.L.U
Business Acquisition [Line Items]
Payments to acquire assets			$ 3,600
Goodwill			$ 3,200